Consolidated Income Statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Profit or loss [abstract]
Revenue	€ 25,129	€ 23,241	€ 21,653
Cost of sales	(16,846)	(15,572)	(14,275)
Gross profit	8,283	7,669	7,378
Operating costs	(5,789)	(5,598)	(5,451)
Group operating profit	2,494	2,071	1,927
(Loss)/profit on disposals	(1)	(27)	54
Profit before finance costs	2,493	2,044	1,981
Finance costs	(346)	(339)	(301)
Finance income	20	34	12
Other financial expense	(112)	(46)	(59)
Share of equity accounted investments' profit	60	48	52
Profit before tax from continuing operations	2,115	1,741	1,685
Income tax expense	(477)	(396)	(12)
Group profit for the financial year from continuing operations	1,638	1,345	1,673
Profit after tax for the financial year from discontinued operations	310	1,176	246
Group profit for the financial year	1,948	2,521	1,919
Equity holders of the Company
From continuing operations	1,620	1,342	1,650
From discontinued operations	309	1,175	245
Non-controlling interests
From continuing operations	18	3	23
From discontinued operations	1	1	1
Group profit for the financial year	€ 1,948	€ 2,521	€ 1,919
Basic earnings per Ordinary Share	€ 2.407	€ 3.024	€ 2.268
Diluted earnings per Ordinary Share	2.388	3.009	2.254
Basic earnings per Ordinary Share from continuing operations	2.022	1.612	1.974
Diluted earnings per Ordinary Share from continuing operations	€ 2.006	€ 1.604	€ 1.962

[1]	Restated to show the results of our former Europe Distribution segment in discontinued operations. See note 3 for further details.